Property and equipment	12 Months Ended
Dec. 31, 2019
Property and Equipment
Property and Equipment

7      Property and Equipment

Movements in the carrying amount of property and equipment were as follows:

			Transportation
			equipment,
			office
		Technical	equipment	Right of use
		equipment and	and other	assets - Office
In thousands of EUR	Buildings	machinery	equipment	and Warehouse	Total
Cost
Balance as of January 1, 2018	997	856	6,339	—	8,192
Additions	377	618	2,513	—	3,508
Disposals	(6)	(1)	(217)	—	(224)
Effect of translation	17	10	125	—	152
Reclassification	109	—	(94)	—	15
Balance as of December 31, 2018	1,494	1,483	8,666	—	11,643
Additions	1,111	1,011	3,536	3,650	9,308
Disposals	(85)	(135)	(503)	—	(723)
Effect of translation	106	49	265	93	513
Cancelation of leases	—	—	—	(229)	(229)
IFRS 16 adoption	—	4	(15)	10,546	10,535
Balance as of December 31, 2019	2,626	2,412	11,949	14,060	31,047
Accumulated depreciation
Balance as of January 1, 2018	(542)	(417)	(3,858)	—	(4,817)
Depreciation charge	(268)	(273)	(1,319)	—	(1,860)
Accumulated depreciation on disposals	1	—	151	—	152
Effect of translation	(16)	(6)	(66)	—	(88)
Reclassification	(39)	—	29	—	(10)
Balance as of December 31, 2018	(864)	(696)	(5,063)	—	(6,623)
Depreciation charge	(466)	(488)	(2,225)	(4,518)	(7,697)
Accumulated depreciation on disposals	57	99	458	—	614
Effect of translation	(56)	(23)	(142)	—	(221)
Cancelation of leases	—	—	—	223	223
Reclassification	—	—	85	6	91
Balance as of December 31, 2019	(1,329)	(1,108)	(6,887)	(4,289)	(13,613)
Carrying amount as of December 31, 2018	630	787	3,603	—	5,020
Carrying amount as of December 31, 2019	1,297	1,304	5,062	9,771	17,434